Condensed Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock subject to possible redemption (in Dollars per share)	$ 7,278,151	$ 7,278,151	$ 7,278,151
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,819,538	1,819,538	1,819,538
Common stock, shares outstanding	1,819,538	1,819,538	1,819,538